INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Loss Before Equity Loss from Investment in Affiliate and Income Tax Benefit (Expense)

	Year Ended December 31,
	2013	2012	2011

The Netherlands	$(4,662)	$(6,899)	$(968)
Subsidiaries outside of the Netherlands	(1,650)	(793)	(4,125)
Loss before income tax benefit (expense)	$(6,312)	$(7,692)	$(5,093)

Schedule of Income Tax Benefit (Expense)
	Year Ended December 31,
	2013	2012	2011

Current:
The Netherlands	$-	$-	$-
Subsidiaries outside of the Netherlands, net of
$1,125, $0 and $499 in income tax benefit
(expense) related to prior period income tax
positions in 2013, 2012 and 2011, respectively	1,057	(235)	307
	1,057	(235)	307
Deferred:
The Netherlands	-	-	-
Subsidiaries outside of the Netherlands	(31)	12	(18)
Total income tax benefit (expense)	$1,026	$(223)	$289

The components of deferred tax assets and liabilities are as follows:

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2013	2012

Deferred tax assets:
Operating loss carryforwards	$19,784	$19,572
Capital loss carryforwards	161	149
Allowance for doubtful accounts	21	12
Tax credit carryforwards	554	588
Accrued expenses	572	744
Total deferred tax assets	21,092	21,065

Deferred tax liabilities:
Depreciation of property and equipment	(134)	(139)
	20,958	20,926
Valuation allowance	(20,844)	(20,781)
Deferred tax assets, net	$114	$145

Schedule of Effective Income Tax Rate

	Year Ended December 31,
	2013	2012	2011

Effective income tax benefit from continuing
operations at statutory rate	$1,578	$1,944	$1,348
Rate differential	(6)	199	31
Non-deductible income (expense)	(67)	(269)	495
Adjustments to prior year tax losses	45	-	499
Changes in valuation allowance	(63)	(1,811)	(1,456)
Other	(461)	(286)	(628)
Income tax benefit (expense) from continuing
operations	$1,026	$(223)	$289

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts in accrued unrecognized income tax benefits, including discontinued operations is as follows:

	December 31,
	2013	2012

Balance at January 1	$2,412	$2,452
Additions related to prior period tax positions	-	-
Reductions related to prior period tax positions	(2,412)	(40)
Balance at December 31	$-	$2,412

A reconciliation of the beginning and ending amounts in accrued interest, including discontinued operations is as follows:

	December 31,
	2013	2012

Balance at January 1	$1,001	$877
Additions charged to expense	-	124
Reductions charged to expense	(1,001)	-
Balance at December 31	$-	$1,001

A reconciliation of the beginning and ending amounts of accrued tax penalties, including discontinued operations is as follows:

	December 31,
	2013	2012

Balance at January 1	$45	$-
Additions charged to expense	-	45
Reductions charged to expense	(45)	-
Balance at December 31	$-	$45